Consolidated Statements of Cash Flows $ in Millions, $ in Millions		6 Months Ended
		Jun. 30, 2019 MXN ($)		Jun. 30, 2019 USD ($)	[4]	Jun. 30, 2018 MXN ($)
OPERATING ACTIVITIES
Income before income taxes from discontinued operations	[1],[2]					$ 527
Income before income taxes from continuing operations		$ 16,475	[3]	$ 858	[3]	18,414	[1],[2]
Non-cash items adjustments:
Operating expenses		1,129	[3]	59	[3]	581	[1],[2]
Depreciation		11,394	[3]	593	[3]	6,995	[1],[2]
Amortization		1,207	[3]	63	[3]	1,093	[1],[2]
Loss (gain) on sale of long-lived assets		24	[3]	1	[3]	(83)	[1],[2]
Disposal of long-lived assets		276	[3]	14	[3]	232	[1],[2]
Share of the profit of equity accounted investees, net of taxes		(3,052)	[3]	(159)	[3]	(3,450)	[1],[2]
Interest income		(1,528)	[3]	(80)	[3]	(1,254)	[1],[2]
Interest expense		6,970	[3]	363	[3]	4,878	[1],[2]
Foreign exchange loss (gain), net		1,879	[3]	98	[3]	(705)	[1],[2]
Monetary position gain, net	[3]	(2)
Market value loss on financial instruments		20	[3]	1	[3]	326	[1],[2]
Net cash flow from operating activities before changes in operating accounts		34,792	[3]	1,811	[3]	27,027	[1],[2]
Trade accounts receivable and other current assets		1,906	[3]	99	[3]	3,666	[1],[2]
Other current financial assets		(94)	[3]	(5)	[3]	(68)	[1],[2]
Inventories		(200)	[3]	(10)	[3]	335	[1],[2]
Derivative financial instruments		24	[3]	1	[3]	(4)	[1],[2]
Trade accounts payable and other accounts		2,046	[3]	107	[3]	(249)	[1],[2]
Other non-currentliabilities		133	[3]	7	[3]	342	[1],[2]
Other current financial liabilities		1,764	[3]	92	[3]	(556)	[1],[2]
Employee benefits paid		(409)	[3]	(21)	[3]	(322)	[1],[2]
Net cash generated from operations		39,962	[3]	2,081	[3]	30,171	[1],[2]
Income taxes paid		(6,548)	[3]	(341)	[3]	(7,780)	[1],[2]
Net cash generated by operating activities from discontinued operations	[1],[2]					613
Net cash generated by operating activities from continuing operations		33,414	[3]	1,740	[3]	22,391	[1],[2]
INVESTING ACTIVITIES
Acquisitions by Coca-Cola FEMSA, net of cash acquired	[1],[2]					(5,990)
Other acquisitions, net of cash acquired	[1],[2]					(307)
Other investments in equity accounted investees		(213)	[3]	(11)	[3]	(106)	[1],[2]
Other acquisitions in FEMCO - Health Division, net of cash acquired	[3]	(3,576)		(186)
Sale (purchase) of investments		9,597	[3]	500	[3]	(49,784)	[1],[2]
Interest received		1,507	[3]	78	[3]	1,255	[1],[2]
Derivative financial instruments		(32)	[3]	(2)	[3]	(77)	[1],[2]
Dividends received from equity accounted investees		1,834	[3]	95	[3]	1,836	[1],[2]
Property, plant and equipment acquisitions		(9,157)	[3]	(477)	[3]	(8,615)	[1],[2]
Proceeds from disposal of property, plant and equipment		334	[3]	17	[3]	168	[1],[2]
Acquisition of intangible assets		(705)	[3]	(37)	[3]	(593)	[1],[2]
Investment in other assets		(716)	[3]	(37)	[3]	(744)	[1],[2]
Collections of other assets		41	[3]	2	[3]	275	[1],[2]
Investment in other financial assets		(407)	[3]	(21)	[3]	(75)	[1],[2]
Net cash used in investing activities from discontinued operations	[1],[2]					(498)
Net cash used in investing activities from continuing operations		(1,492)	[3]	(79)	[3]	(62,758)	[1],[2]
FINANCING ACTIVITIES
Proceeds from borrowings		2,921	[3]	152	[3]	13,686	[1],[2]
Payments of bank loans		(7,561)	[3]	(394)	[3]	(3,828)	[1],[2]
Interest paid		(3,419)	[3]	(178)	[3]	(3,420)	[1],[2]
Derivative financial instruments		(1,048)	[3]	(55)	[3]	(1,570)	[1],[2]
Dividends paid		(6,810)	[3]	(355)	[3]	(6,469)	[1],[2]
Contributions from non-controlling interest	[1],[2]					483
Interest paid on leases	[3]	(2,218)		(115)
Payments of leases	[3]	(2,031)		(106)
Other financing activities		(94)	[3]	(5)	[3]	(53)	[1],[2]
Net cash used in financing activites from discontinued operations	[1],[2]					(6)
Net cash used in financing activities from continuing operations		(20,260)	[3]	(1,056)	[3]	(1,171)	[1],[2]
Increase (decrease) in cash and cash equivalents from continuing operations		11,661	[3]	605	[3]	(41,537)	[1],[2]
Increase in cash and cash equivalents from discontinued operations	[1],[2]					109
Cash and cash equivalents at the beginning of the period		62,047	[3]	3,230	[3]	96,944	[1],[2]
Effects of exchange rate changes and inflation effects on cash and cash equivalents held in foreign currencies		(3,237)	[3]	(168)	[3]	(1,639)	[1],[2]
Cash and cash equivalents at the end of the period		$ 70,472	[3],[5]	$ 3,669	[3],[5]	$ 53,876	[1],[2]

[1]	Revised to reflect the discontinued Philippines operations of Coca-Cola FEMSA - See Note 4.2.1.
[2]	The information herein was not restated with the adjustments, which was not material, to reflect the financial information of its subsidiaries in Argentina that operate in a hyperinflationary economic environment.
[3]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospectively effect method under which the comparative information is not restated. - See Note 2.4.1
[4]	Convenience translation to U.S. dollars ($) - See Note 2.2.3
[5]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospective method under which the comparative information is not restated. - See Note 2.4.1